Property and Equipment, Net - Summay of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 1,346	$ 1,324
Accumulated depreciation		(722)	(621)
Property and equipment, net	$ 701	624	703
Southern Airways Corporation
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	42,189	42,314	17,931
Accumulated depreciation	(7,249)	(5,760)	(3,636)
Property and equipment, net	34,940	36,554	14,295
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		96	90
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		160	154
Internal Use Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		434	458
Aircraft equipment and rotable spares | Southern Airways Corporation
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	37,564	37,566	14,622
Office equipment vehicles and ground equipment | Southern Airways Corporation
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,270	2,439	1,651
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		656	622
Leasehold improvements | Southern Airways Corporation
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,355	$ 2,309	$ 1,658